Related party transactions - Summary of information about key management personnel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Short-term employee benefits	€ 478	€ 2,694	€ 3,320
Employee share-based compensation	1,394	1,486	4,680
Total	€ 1,872	€ 4,180	€ 8,000